John Hancock Global Climate Action Fund Investment Strategy - Class I [Member] - John Hancock Global Climate Action Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including, but not limited to, common stocks and depositary receipts of issuers that the manager determines are Climate Leaders (as defined below), which are listed on any exchange across the globe (inclusive of the emerging markets). The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging or a developed market country.Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change with the key objective to limit the global temperature increase to 2 degrees Celsius while pursuing efforts to limit the increase to 1.5 degrees Celsius compared to pre-industrial levels.The manager utilizes a two-step process to determine whether an issuer is a Climate Leader, as defined above.First Step: Exclusionary FrameworkFirst, the manager applies an exclusionary framework where certain issuers are removed from the investment universe. This framework excludes issuers from investment consideration if, at the time of investment, third-party data providers determine that an issuer:(a)is in violation of one or more of the Ten Principles of the United Nations Global Compact (“UNGC”), a voluntary initiative based on issuers’ commitment to implement universal sustainable principles; or(b)derives more than 25% of revenue from fossil fuel based power generation (except as noted below); or(c)derives more than 5% of revenue from alcohol, tobacco, adult entertainment, gambling operations or conventional weapons; or (d)derives any revenue from controversial weapons, thermal coal mining and sales or oil and gas extraction and production. With respect to (b) above, an issuer that derives more than 25% of its revenue from fossil fuel based power generation may be considered a Climate Leader and, therefore, included in the fund’s portfolio if the manager determines that such issuer has adopted an aggressive decarbonization pathway and/or is growing its renewable energy portfolio. An issuer will be determined to have adopted an aggressive decarbonization pathway if the manager determines that either: (1) it has committed to the Science Based Target Initiatives (“SBTi”); or (2) the company has made public disclosure related to committing to net-zero carbon emissions by 2050, along with an interim carbon emission reduction target with a publicly disclosed action plan articulating where emission reductions will be realized. The growth of an issuer’s renewable energy portfolio is evidenced through an increased percentage of electricity consumed from non-fossil fuel sources, such as wind and solar or other forms of renewable energy. A company’s portfolio could include renewable energy assets directly owned by the company, or revenues derived there from.The exclusionary framework is subject to change and may be updated from time to time based on changes to third-party data provider(s)’ methodologies for quantifying and/or assessing sustainability and ESG-related metrics of each issuer, in addition to the availability of this data.Second Step: Investment SelectionSecond, from the universe of potential issuers remaining after the application of the exclusionary screen, or where no data is available from the third-party provider(s) regarding an issuer pursuant to Step One, above, the manager will select issuers that:(a)have signified commitment to develop “science-based targets” or have set science-based targets with the SBTi, a partnership among: the CDP (an international non-profit that operates a system for the disclosure of issuers’ environmental impact); World Resources Institute; the WorldWide Fund for Nature; and the UNGC; or(b)have a relative carbon intensity that is within the lowest 35% of their given industry; or(c)derive a minimum of 20% of revenue from climate solutions including, but not limited to, renewable energy, energy efficiency, green buildings, pollution prevention, and sustainable water. Science-based targets provide companies with a clearly defined path to reduce emissions in line with the Paris Agreement goals. Targets are considered “science-based” if they are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement - limiting global warming to 1.5 degrees Celsius above pre-industrial levels.Finally, in selecting the fund’s investments from, but not limited to, the universe of Climate Leaders identified in Step One and Step Two, above, the manager utilizes a fundamental, bottom-up investment approach in the selection of securities, and uses a proprietary analysis to construct and analyze the historical economic earnings of an issuer. Factors such as the magnitude and volatility of an issuer’s earnings, competitive advantages, products and other performance drivers are also considered in constructing the fund’s portfolio.Over time, an issuer’s status with respect to the relevant criteria (i.e., (i) the exclusionary framework; and (ii) the manager’s climate leader determination process) may change, and some issuers who were eligible when purchased by the fund may become ineligible. When this occurs, the manager may engage with such issuers to improve factors that lead to ineligibility within the next 90 days. The fund may divest from the issuer at any time or for any reason during or after this 90-day period.With respect to issuers that may be included in the portion of the fund’s portfolio that is outside of the 80% investment universe, the fund will still consider sustainability and/or environmental, social, governance (“ESG”) attributes of issuers when choosing whether to invest in an issuer, subject to data availability. These attributes may include, but are not limited to, an issuer’s performance on and management of certain environmental factors, such as natural resource use, social factors such as labor standards and diversity considerations, and governance factors such as board composition and business ethics.The fund may invest in any country (including emerging market countries), in any economic sector and in any currency. Depending on market conditions, the investments may be focused in one or more countries, sectors and/or currencies. The fund may invest in issuers of any market capitalization.The fund will invest in or use derivatives, such as currency forwards, for hedging purposes in a manner consistent with the investment objective of the fund.